Related Party Transactions - Schedule of Major Related Parties and their Relationships with the Group (Details)	12 Months Ended
Dec. 31, 2025
Fu-Feng Kuo [Member]
Related Party Transaction [Line Items]
Name of related parties	CEO and Chairwoman of the Company
Ju-Ting Chen [Member]
Related Party Transaction [Line Items]
Name of related parties	The shareholder of the Company
Xue-Juan Chen [Member]
Related Party Transaction [Line Items]
Name of related parties	The fourth degree of kinship to CEO
Panatoz Corporation [Member]
Related Party Transaction [Line Items]
Name of related parties	Significantly influenced by Fu-Feng Kuo, CEO of the Company
Zhao Jian Fu Co., Ltd.[Member]
Related Party Transaction [Line Items]
Name of related parties	Significantly influenced by Fu-Feng Kuo, CEO of the Company
Nobel Consumer Corporation [Member]
Related Party Transaction [Line Items]
Name of related parties	Managed by Xue-Juan Chen, a related party of the Company